Note 1. Organization and Description of Business (Details) (USD $)	3 Months Ended		32 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2010
Details
Entity Incorporation, State Country Name	Nevada
Entity Incorporation, Date of Incorporation	Dec. 20, 2007
Entity Information, Date to Change Former Legal or Registered Name	Jul. 20, 2010
Revenue - Operations	$ 0	$ 0	$ 0